As filed with the Securities and Exchange Commission on September 8, 2015.

File Nos.
033-69048
811-08034

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 33	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35	[X]

FRANKLIN REAL ESTATE SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 4th day of September, 2015.

                                FRANKLIN REAL ESTATE SECURITIES TRUST

                                        (Registrant)

By /s/ Karen L. Skidmore

   Karen L. Skidmore

 Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	President and Chief Executive Officer – Investment Management
Dated: September 4, 2015

Laura F. Fergerson*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration
Dated: September 4, 2015

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: September 4, 2015

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: September 4, 2015

Mary C. Choksi*	Trustee
Mary C. Choksi	Dated: September 4, 2015

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: September 4, 2015

Gregory E.. Johnson*	Trustee
Gregory E. Johnson	Dated: September 4, 2015

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 4, 2015

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: September 4, 2015

Frank A. Olson*	Trustee
Frank A. Olson	Dated: September 4, 2015

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: September 4, 2015

John B. Wilson*	Trustee
John B. Wilson	Dated: September 4, 2015

*By /s/Karen L. Skidmore

    Karen L. Skidmore, Attorney-in-Fact

(pursuant to Power of Attorney filed herewith)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase